Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2023 and June 30, 2024:

	As of December 31, 2023
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	5,419	-	850	6,269
Corporate borrowings from Fanhua Group	-	-	55,251	55,251

	As of June 30, 2024
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	2,921	-	1	2,922
Corporate borrowings from Fanhua Group	-	-	58,801	58,801